SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

	As of December 31,
	2021	2022
	RMB	RMB
China Merchants Bank loan	20,000,000	—
SPD Silicon Valley Bank loan	160,000,000	160,000,000

Short-term bank borrowings	180,000,000	160,000,000